Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 22,397	$ 19,451
Derivative assets $	35,127	33,789
Accrued liabilities $	(89,852)	(89,013)
Current portion of derivative liabilities $	0	(14,590)
Derivative liabilities (note 13)	23,836	8,655
Accounts Receivable, after Allowance for Credit Loss, Current	31,269	50,670
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	221	398
Derivative assets $	0	0
Accrued liabilities $	0	0
Current portion of derivative liabilities $	0	0
Derivative liabilities (note 13)	0	0
Accounts Receivable, after Allowance for Credit Loss, Current	0	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	4,154	2,962
Derivative assets $	0	0
Accrued liabilities $	0	(87)
Current portion of derivative liabilities $	0	(14,299)
Derivative liabilities (note 13)	23,680	8,655
Accounts Receivable, after Allowance for Credit Loss, Current	480	301
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	22,397	19,451
Derivative assets $	35,127	33,789
Accrued liabilities $	0	(87)
Current portion of derivative liabilities $	0	(14,590)
Derivative liabilities (note 13)	23,836	8,655
Accounts Receivable, after Allowance for Credit Loss, Current	2,913	1,467
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	18,022	16,091
Derivative assets $	35,127	33,789
Accrued liabilities $	0	0
Current portion of derivative liabilities $	0	(291)
Derivative liabilities (note 13)	156	0
Accounts Receivable, after Allowance for Credit Loss, Current	$ 2,433	$ 1,166